FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all liabilities measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Liabilities, beginning balance	$ 312,817,182
Liabilities, ending balance	303,879,080	$ 312,817,182
Recurring Fair Value | Level 3
Liabilities
Liabilities, beginning balance	399,689	236,756
Included in earnings	9,049	113,568
Purchases	169,659	215,183
Settlement	(370,860)	(157,706)
Reclassifications	(13,597)	(3,958)
Transfers into Level 3	8,064	396
Transfers out of Level 3	(18,276)	(4,550)
Liabilities, ending balance	183,728	399,689
Recurring Fair Value | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	399,689	236,756
Included in earnings	9,049	113,568
Purchases	169,659	215,183
Settlement	(370,860)	(157,706)
Reclassifications	(13,597)	(3,958)
Transfers into Level 3	8,064	396
Transfers out of Level 3	(18,276)	(4,550)
Liabilities, ending balance	183,728	399,689
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	348,027	232,444
Included in earnings	15,346	88,743
Purchases	164,179	188,860
Settlement	(329,858)	(157,374)
Reclassifications	(13,559)	(777)
Transfers into Level 3	4,330
Transfers out of Level 3	(17,667)	(3,869)
Liabilities, ending balance	170,798	348,027
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	51,662	4,312
Included in earnings	(6,297)	24,825
Purchases	3,628	26,323
Settlement	(41,002)	(332)
Reclassifications	(38)	(3,181)
Transfers into Level 3	3,734	396
Transfers out of Level 3	(609)	(681)
Liabilities, ending balance	11,078	$ 51,662
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Liabilities
Purchases	1,852
Liabilities, ending balance	$ 1,852